Acquisitions - Summary of long-term conatingent consideration (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information of Long Term Contingent Consideration [Abstract]
Valley Ag operating cash flows consideration	$ 8,577	$ 7,247
Laurel Harvest deferred consideration, long term	9,074	0
Total Long-term deferred and contingent consideration	$ 17,651	$ 7,247